SCHEDULE OF INTELLECTUAL PROPERTY (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Beginning balance, cost	$ 2,524,494	$ 41,931
Intangible assets acquired in the Acquisition	17,781,516	2,482,563
Additions	250,551
Inventory adjustment	22,016
Inventory adjustment	(22,016)
Ending balance, cost	20,534,545	2,524,494
Accumulated amortization, beginning balance	84,064	40,546
Charge for the year	269,143	43,518
Accumulated amortization, ending balance	353,207	84,064
Net Book Value	20,181,338	2,440,430
Copyrights, patents and other industrial property rights, service and operating rights [member]
IfrsStatementLineItems [Line Items]
Beginning balance, cost	41,931	41,931
Intangible assets acquired in the Acquisition
Additions
Inventory adjustment
Inventory adjustment
Ending balance, cost	41,931	41,931
Accumulated amortization, beginning balance	41,931	40,546
Charge for the year		1,385
Accumulated amortization, ending balance	41,931	41,931
Net Book Value
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance, cost	197,000
Intangible assets acquired in the Acquisition		197,000
Additions
Inventory adjustment
Inventory adjustment
Ending balance, cost	197,000	197,000
Accumulated amortization, beginning balance	26,267
Charge for the year	25,610	26,267
Accumulated amortization, ending balance	51,877	26,267
Net Book Value	145,123	170,733
Brand and Software [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, cost	119,000
Intangible assets acquired in the Acquisition	2,251,000	119,000
Additions	250,551
Inventory adjustment
Inventory adjustment
Ending balance, cost	2,620,551	119,000
Accumulated amortization, beginning balance	15,866
Charge for the year	243,533	15,866
Accumulated amortization, ending balance	259,399	15,866
Net Book Value	2,361,152	103,134
Goodwill [member]
IfrsStatementLineItems [Line Items]
Beginning balance, cost	2,166,563
Intangible assets acquired in the Acquisition	15,530,516	2,166,563
Additions
Inventory adjustment	22,016
Inventory adjustment	(22,016)
Ending balance, cost	17,675,063	2,166,563
Accumulated amortization, beginning balance
Charge for the year
Accumulated amortization, ending balance
Net Book Value	$ 17,675,063	$ 2,166,563